Income tax and social contribution (Details 1) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax
Included in the statement of income		R$ 6,391	R$ (2,468)	R$ 12,748	R$ 10,278	R$ (20,149)
Taken directly to equity						3,606
Deferred tax		597	(18,542)		(5,794)	(16,074)	R$ 469
Tax losses
Deferred tax
Included in the statement of income		3,934	(874)	1,310	436	(2,312)
Deferred tax		5,421	177		1,487	1,051	3,363
Tax credit
Deferred tax
Included in the statement of income		(180)		(721)	(721)
Taken directly to equity						3,606
Deferred tax		2,705	3,606		2,885	3,606
Technological inovation
Deferred tax
Included in the statement of income	[1]	(11,344)	(4,354)	(12,460)	(16,814)	(18,121)
Deferred tax	[1]	(52,536)	(28,732)		(41,192)	(24,378)	(6,257)
Other temporary differences - ASSETS
Deferred tax
Included in the statement of income		23,054	2,759	26,236	28,995	284
Deferred tax		55,696	R$ 6,406		32,642	R$ 3,647	R$ 3,363
Other Temporary Differences - LIABILITY
Deferred tax
Included in the statement of income		(9,073)		R$ (1,616)	(1,616)
Deferred tax		R$ (10,689)			R$ (1,616)

[1]	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.